Property and Equipment (Details Textual) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Property and Equipment (Textual)
Depreciation expense	$ 0	$ 159	$ 0	$ 317	$ 581	$ 633